Loan receivables, net - Loan receivables maturity due (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loan receivables, net
2026	$ 5,897
2027	1,476
2028 and thereafter	320
Total loan receivables, net	$ 7,693	$ 13,589